Income Taxes - Schedule of Provision for Income Taxes (Details)	Jun. 30, 2025 SGD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Schedule of Provision for Income Taxes [Line Items]
Deferred tax assets
Singapore [Member]
Schedule of Provision for Income Taxes [Line Items]
Deferred tax assets gross	397,027	284,753	734,651	924,114
Valuation allowance	(397,027)	(284,753)	(734,651)	(924,114)
Malaysia [Member]
Schedule of Provision for Income Taxes [Line Items]
Deferred tax assets gross	5,337	4,183	6,936	13,644
Valuation allowance	$ (5,337)	$ (4,183)	$ (6,936)	$ (13,644)